Contractual Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contractual Commitments [Line Items]
Contractual commitments	$ 2,657,500,000
Total obligation related to operating leases	196,300,000
Total rental expense	13,000,000	13,100,000	7,000,000
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	1,929,873,000
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	277,806,000
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 253,563,000